Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity
Note 11 - Equity

A.	Share capital

1.
On January 12, 2009, our Board of Directors approved the adoption of a Shareholders Rights Plan, as amended on January 5, 2012. Pursuant to the terms of the Plan, each Ordinary Share of the Company shall give its holder one Right, as detailed thereto. Each such Right will become exercisable only after a person or a "Group" become an "Acquiring Person", by obtaining beneficial ownership of, or by commencing a tender or exchange offer for, 15% or more of our Ordinary Shares (our Board of Directors may reduce this percentage, but to not less than 10%), unless our Board of Directors approves such "Acquiring Person" or redeems the rights. Each Right, once it becomes exercisable, will generally entitle its holder, other than the "Acquiring Person", to purchase from the Company either half (1/2), one, two or three Ordinary Shares, as shall be determined by the Board of Directors,  at par value.

2.	During 2009, warrants to purchase 61,500 ordinary shares were exercised into ordinary shares in consideration of $1.

3.	During 2010, warrants to purchase 98,000 ordinary shares were exercised into ordinary shares in consideration of $3.

4.
On February 8, 2011 the Company closed a firm commitment underwritten public offering of 6,000,000 ordinary shares, including shares issued pursuant to the underwriters over-allotment option, at a public offering price of $3.00 per share. The proceeds to the Company, net of issuance costs, were approximately $16,619.

B.	Options to non-employees

The Company issued options to non-employees as follows:

1.
In 2009, the Company issued 1,294,000 par value options and shares to non-employees with respect to services rendered.  The aggregate fair value of the options was $1,546, based on the share market price as of day of grant.

2.
In 2010, the Company issued 770,000 par value options and shares to non-employees with respect to services rendered.  The aggregate fair value of the options was $1,747, based on the share market price as of day of grant.

3.
In 2011, the Company issued 622,000 par value options and shares to non-employees with respect to services rendered.  The aggregate fair value of the options was $1,167, based on the share market price as of day of grant.

The fair value of each option granted to non employees during 2009 and 2011 for which the exercise price was greater than par value (see note 2M), was estimated on the date of grant, using the Black-Scholes model using the following assumptions:

1.	Dividend yield of zero percent.

2.	Risk-free interest rate of 1.69% and 1.01%, respectively.

3.	Estimated expected lives of 2.5-5 years.

4.	Expected average volatility of 63% and 77% respectively, which represent a weighted average standard deviation rate for the price of the Company's Ordinary Shares in the NASDAQ Global Market.

C.	Stock option plans

In February 2001, the Company's Board of Directors approved an additional option plan, under which up to 75,000 share options are to be granted to the Company's employees, directors and consultants and those of the Company's subsidiaries and affiliates.

During the years 2002 to 2009, the Company's Board of Directors approved an increase of 11,175,000 shares options to be reserved under the Company's share option plan.

On November 14, 2010, the Company's Board of Directors approved a further increase of 950,000 options to be reserved under the Company's share option plan.

On November 30, 2011, the Company's Board of Directors approved a further increase of 1,000,000 options to be reserved under the Company's share option plan.

The vesting period for the options ranges from immediate vesting to ratable vesting over a ten- year period.  The exercise price of options under the plan is at varying prices. Those options expire up to ten years after the date of the grant. Any options which are forfeited or cancelled before expiration become available for future grants.

During 2009, 2010 and 2011 some of the options were granted with a par value exercise price. Due to the par value nominal amount of NIS 0.1, the fair value of these options was estimated to be equal to the Company's share's market price at the grant date.

The fair value of each option granted to employees during 2009, 2010 and 2011, for which the exercise price was greater than par value, was estimated on the date of grant, using the Black-Scholes model and the following assumptions:

1.	Dividend yield of zero percent for all periods.

2.	Risk-free interest rate of 1.47%, 1.86% and 1.01% for, 2009, 2010 and 2011, respectively, based on U.S. Treasury yield curve in effect at the time of grant.

3.	Estimated expected lives of 2.5-5 years for all periods, or contractual life.

4.
Expected average volatility of 63%, 74% and 77% for 2009, 2010 and 2011, respectively, which represent a weighted average standard deviation rate for the price of the Company's Ordinary Shares in the NASDAQ Global Market.

The Company's options activity (including options to non-employees) and options outstanding and options exercisable as of December 31, 2009, 2010 and 2011 are summarized in the following table:

	Number of	Weighted
	options	average exercise
	outstanding	price per share
Outstanding – January 1, 2009	2,920,881	2.69
Options granted	1,596,000	0.16
Options cancelled or forfeited	(506,484)	5.65
Options exercised	(1,669,512)	0.02
Outstanding – December 31, 2009	2,340,885	2.23
Options granted	1,799,000	0.76
Options cancelled or forfeited	(383,161)	9.42
Options exercised	(1,229,694)	0.06
Outstanding – December 31, 2010	2,527,030	1.16
Options granted	1,663,000	1.04
Options cancelled or forfeited	(235,643)	1.55
Options exercised	(799,230)	0.26
Outstanding – December 31, 2011	3,155,157	1.22

Exercisable as of:

December 31, 2009	1,586,626	$2.91
December 31, 2010	1,469,280	$1.17
December 31, 2011	1,749,990	$0.84

The aggregate intrinsic value of outstanding options at December 31, 2011 is approximately $1,100. The aggregate intrinsic value of exercisable options at December 31, 2011 is approximately $1,050.

The following table summarizes information about options outstanding and exercisable (including options to non-employees) as of December 31, 2011:

	Options outstanding			Options Exercisable
	Number	Weighted		Number	Weighted
	outstanding	average	Weighted	Outstanding	average	Weighted
	as of	remaining	Average	As of	remaining	Average
Range of	December 31,	contractual	Exercise	December 31,	contractual	Exercise
exercise price	2011	life (years)	Price	2011	life (years)	Price
$ 0.03	972,907	2.44	$0.03	929,907	2.43	$0.03
0.99-1.46	881,500	3.19	1.14	528,000	3.06	1.1
1.50-2.00	665,000	4.73	1.59	53,333	4.23	1.71
2.08-2.58	498,000	3.89	2.37	101,000	3.47	2.35
3.82-3.91	137,750	0.95	3.87	137,750	0.95	3.87
	3,155,157	3.30		1,749,990	2.62

The weighted average fair values of options (including non-employees) granted during the years ended December 31, 2009, 2010 and 2011were:

	For exercise price on the grant date that:
	Equals market price			Exceeds market price			Less than market price
	Year ended December 31			Year ended December 31			Year ended December 31
	2009	2010	2011	2009	2010	2011	2009	2010	2011
Weighted average
exercise prices	$1.14	$2.38	$1.69	$1.89	$2.08	$1.73	$0.03	$0.5	$0.60
Weighted average
fair values on
grant date	$0.52	$1.30	$1.01	$0.47	$1.06	$0.92	$1.58	$1.93	$1.85

The total grant date intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011, was approximately $4,300, $3,200 and $2,014, respectively. The total exercise date intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011, was approximately $2,030, $2,370 and $1,700, respectively.

Following is a summary of non-vested options activity as of December 31, 2011, under the Company's stock-based compensation plans:

		Weighted
	Number of	average grant
	options	date fair value
Non-vested at January 1, 2011	1,057,750	$1.82
Granted	1,663,000	1.32
Vested	(1,250,083)	2.08
Forfeited	(65,500)	2.01

Non-vested at December 31, 2011	1,405,167	0.99

As of December 31, 2011, there was approximately $1,112 of total unrecognized compensation cost related to non-vested share based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 8 months. The total fair value of shares vested during the year ended December 31, 2011 was approximately $2,033.

During 2009, 2010 and 2011, the Company recorded share-based compensation expenses in the amount of $3,662, $3,419 and $1,993, respectively, in accordance with ASC 718.

D.	Warrants

1.
The number of warrants issued by the Company during the year ended December 31, 2011, as part of its offering of shares described in note 12A(4), were 260,869, with a per share exercise price of $3.75.  No such warrants were issued in 2009 and 2010.

The following table summarizes information about warrants outstanding and exercisable as of December 31, 2011:
	Warrants outstanding
	Number	Weighted
	Outstanding	Average	Weighted
	as of	Remaining	Average
	December 31	Contractual	Exercise
Range of exercise price	2011	Life (Years)	Price
NIS 0.1 (par value)	20,500	4.4	$0.03
$3.75	260,869	4.1	3.75
	281,369		3.48

E.	Employee Share Purchase Plan

In 2008, the Company established an Employee Share Purchase Plan (the "2008 Plan") pursuant to which 1.5 million shares have been reserved for employees including the Company's subsidiaries. The purchase price of the shares will be 85% of the trading price on the date of purchase.

During 2009, 817,572 shares have been issued to employees under this plan in consideration of $787.

Total expenses recognized in the consolidated statements of operations with respect to the 2008 Plan amounted to $86, $0 and $0 for the years end December 31, 2009, 2010 and 2011, receptively.

F.	Repurchase program

The Company had adopted a repurchase program in a total amount of up to $2,000. In the course of the repurchase program which completed during 2011, 1,178,699 of our Ordinary Shares were acquired for an aggregate purchase price of $2,000. During 2010 and 2011 the Company acquired an amount of 562,475 and 616,224 of its ordinary shares, respectively, for an aggregate purchase price of $1,136 and $864, respectively.